Retirement Benefit Plans , Fair Value Measurement (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012
Partnerships | Minimum
Defined Benefit Plan Disclosure
Range of notice period	45 days
Partnerships | Maximum
Defined Benefit Plan Disclosure
Range of notice period	95 days
Absolute Return Strategy Funds
Defined Benefit Plan Disclosure
Number of funds	2
Investments at fair value	$ 5
Partnership Exit, Expected Term of Distribution Payments	5 years
Private Equity Funds
Defined Benefit Plan Disclosure
Unfunded commitments	64
Real Asset Investments
Defined Benefit Plan Disclosure
Estimated minimum liquidation period	1 year
Estimated maximum liquidation period	15 years
Real Asset Investments | Minimum
Defined Benefit Plan Disclosure
Estimated liquidation and redemption period	30 days
Real Asset Investments | Maximum
Defined Benefit Plan Disclosure
Estimated liquidation and redemption period	10 years
U.S. Pension Benefits
Defined Benefit Plan Disclosure
Fair value of plan assets	1,917	1,717	1,470
Reconciliation of Retirement Benefit Plan Assets Measured at Fair Value Using Significant Unobservable Inputs
Beginning balance	851	752
Total realized gains(losses) and other-than-temporary impairment losses included in earnings	23	8
Total unrealized gains (losses) included in other comprehensive income	86	62
Purchases and sales, net	(1)	29
Ending balance	959	851
U.S. Pension Benefits | Level 1
Defined Benefit Plan Disclosure
Fair value of plan assets	390	556
U.S. Pension Benefits | Level 2
Defined Benefit Plan Disclosure
Fair value of plan assets	568	310
U.S. Pension Benefits | Level 3
Defined Benefit Plan Disclosure
Fair value of plan assets	959	851
U.S. Pension Benefits | Short-term Investments
Defined Benefit Plan Disclosure
Fair value of plan assets	157	195
U.S. Pension Benefits | Short-term Investments | Level 1
Defined Benefit Plan Disclosure
Fair value of plan assets	157	195
U.S. Pension Benefits | Short-term Investments | Level 2
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
U.S. Pension Benefits | Short-term Investments | Level 3
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
U.S. Pension Benefits | U.S. Government Securities
Defined Benefit Plan Disclosure
Fair value of plan assets	158	172
U.S. Pension Benefits | U.S. Government Securities | Level 1
Defined Benefit Plan Disclosure
Fair value of plan assets	108	145
U.S. Pension Benefits | U.S. Government Securities | Level 2
Defined Benefit Plan Disclosure
Fair value of plan assets	50	27
U.S. Pension Benefits | U.S. Government Securities | Level 3
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
U.S. Pension Benefits | Corporate Debt Securities
Defined Benefit Plan Disclosure
Fair value of plan assets	60	62
Reconciliation of Retirement Benefit Plan Assets Measured at Fair Value Using Significant Unobservable Inputs
Beginning balance	1	1
Total realized gains(losses) and other-than-temporary impairment losses included in earnings	0	0
Total unrealized gains (losses) included in other comprehensive income	0	0
Purchases and sales, net	0	0
Ending balance	1	1
U.S. Pension Benefits | Corporate Debt Securities | Level 1
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
U.S. Pension Benefits | Corporate Debt Securities | Level 2
Defined Benefit Plan Disclosure
Fair value of plan assets	59	61
U.S. Pension Benefits | Corporate Debt Securities | Level 3
Defined Benefit Plan Disclosure
Fair value of plan assets	1	1
U.S. Pension Benefits | Common Stock
Defined Benefit Plan Disclosure
Fair value of plan assets	125	216
U.S. Pension Benefits | Common Stock | Level 1
Defined Benefit Plan Disclosure
Fair value of plan assets	125	216
U.S. Pension Benefits | Common Stock | Level 2
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
U.S. Pension Benefits | Common Stock | Level 3
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
U.S. Pension Benefits | Equity Mutual Funds/Commingled Trusts
Defined Benefit Plan Disclosure
Fair value of plan assets	578	377
Reconciliation of Retirement Benefit Plan Assets Measured at Fair Value Using Significant Unobservable Inputs
Beginning balance	227	193
Total realized gains(losses) and other-than-temporary impairment losses included in earnings	0	0
Total unrealized gains (losses) included in other comprehensive income	58	34
Purchases and sales, net	0	0
Ending balance	285	227
U.S. Pension Benefits | Equity Mutual Funds/Commingled Trusts | Level 1
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
U.S. Pension Benefits | Equity Mutual Funds/Commingled Trusts | Level 2
Defined Benefit Plan Disclosure
Fair value of plan assets	293	150
U.S. Pension Benefits | Equity Mutual Funds/Commingled Trusts | Level 3
Defined Benefit Plan Disclosure
Fair value of plan assets	285	227
U.S. Pension Benefits | Fixed Income Mutual Funds
Defined Benefit Plan Disclosure
Fair value of plan assets	166	72
U.S. Pension Benefits | Fixed Income Mutual Funds | Level 1
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
U.S. Pension Benefits | Fixed Income Mutual Funds | Level 2
Defined Benefit Plan Disclosure
Fair value of plan assets	166	72
U.S. Pension Benefits | Fixed Income Mutual Funds | Level 3
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
U.S. Pension Benefits | Partnership Units
Defined Benefit Plan Disclosure
Fair value of plan assets	673	623
Reconciliation of Retirement Benefit Plan Assets Measured at Fair Value Using Significant Unobservable Inputs
Beginning balance	623	558
Total realized gains(losses) and other-than-temporary impairment losses included in earnings	23	8
Total unrealized gains (losses) included in other comprehensive income	28	28
Purchases and sales, net	(1)	29
Ending balance	673	623
U.S. Pension Benefits | Partnership Units | Level 1
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
U.S. Pension Benefits | Partnership Units | Level 2
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
U.S. Pension Benefits | Partnership Units | Level 3
Defined Benefit Plan Disclosure
Fair value of plan assets	673	623
Non-U.S. Pension Benefits
Defined Benefit Plan Disclosure
Fair value of plan assets	889	733	638
Non-U.S. Pension Benefits | Level 1
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Non-U.S. Pension Benefits | Level 2
Defined Benefit Plan Disclosure
Fair value of plan assets	868	715
Non-U.S. Pension Benefits | Level 3
Defined Benefit Plan Disclosure
Fair value of plan assets	21	18
Reconciliation of Retirement Benefit Plan Assets Measured at Fair Value Using Significant Unobservable Inputs
Beginning balance	18	16
Total unrealized gains (losses) included in other comprehensive income	1	1
Purchases and sales, net	1	1
Ending balance	21	18
Foreign currency exchange	1
Non-U.S. Pension Benefits | Partnership Units
Defined Benefit Plan Disclosure
Fair value of plan assets	10	8
Non-U.S. Pension Benefits | Partnership Units | Level 1
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Non-U.S. Pension Benefits | Partnership Units | Level 2
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Non-U.S. Pension Benefits | Partnership Units | Level 3
Defined Benefit Plan Disclosure
Fair value of plan assets	10	8
Reconciliation of Retirement Benefit Plan Assets Measured at Fair Value Using Significant Unobservable Inputs
Beginning balance	8	7
Total unrealized gains (losses) included in other comprehensive income	1	1
Purchases and sales, net	1	0
Ending balance	10	8
Foreign currency exchange	0
Non-U.S. Pension Benefits | Registered Investment Companies
Defined Benefit Plan Disclosure
Fair value of plan assets	868	715
Non-U.S. Pension Benefits | Registered Investment Companies | Level 1
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Non-U.S. Pension Benefits | Registered Investment Companies | Level 2
Defined Benefit Plan Disclosure
Fair value of plan assets	868	715
Non-U.S. Pension Benefits | Registered Investment Companies | Level 3
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Non-U.S. Pension Benefits | Insurance Contracts
Defined Benefit Plan Disclosure
Fair value of plan assets	11	10
Non-U.S. Pension Benefits | Insurance Contracts | Level 1
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Non-U.S. Pension Benefits | Insurance Contracts | Level 2
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Non-U.S. Pension Benefits | Insurance Contracts | Level 3
Defined Benefit Plan Disclosure
Fair value of plan assets	11	10
Reconciliation of Retirement Benefit Plan Assets Measured at Fair Value Using Significant Unobservable Inputs
Beginning balance	10	9
Total unrealized gains (losses) included in other comprehensive income	0	0
Purchases and sales, net	0	1
Ending balance	11	10
Foreign currency exchange	1
Post-Retirement Benefits
Defined Benefit Plan Disclosure
Fair value of plan assets	267	233	204
Reconciliation of Retirement Benefit Plan Assets Measured at Fair Value Using Significant Unobservable Inputs
Beginning balance	120	108
Total realized gains(losses) and other-than-temporary impairment losses included in earnings	4	5
Total unrealized gains (losses) included in other comprehensive income	13	4
Purchases and sales, net	1	3
Ending balance	138	120
Other items to reconcile to fair value of plan assts	(9)	(10)
Post-Retirement Benefits | Short-term Investments
Defined Benefit Plan Disclosure
Fair value of plan assets	22	28
Post-Retirement Benefits | Short-term Investments | Level 1
Defined Benefit Plan Disclosure
Fair value of plan assets	22	28
Post-Retirement Benefits | Short-term Investments | Level 2
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Post-Retirement Benefits | Short-term Investments | Level 3
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Post-Retirement Benefits | U.S. Government Securities
Defined Benefit Plan Disclosure
Fair value of plan assets	23	24
Post-Retirement Benefits | U.S. Government Securities | Level 1
Defined Benefit Plan Disclosure
Fair value of plan assets	16	20
Post-Retirement Benefits | U.S. Government Securities | Level 2
Defined Benefit Plan Disclosure
Fair value of plan assets	7	4
Post-Retirement Benefits | U.S. Government Securities | Level 3
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Post-Retirement Benefits | Corporate Debt Securities
Defined Benefit Plan Disclosure
Fair value of plan assets	9	9
Post-Retirement Benefits | Corporate Debt Securities | Level 1
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Post-Retirement Benefits | Corporate Debt Securities | Level 2
Defined Benefit Plan Disclosure
Fair value of plan assets	9	9
Post-Retirement Benefits | Corporate Debt Securities | Level 3
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Post-Retirement Benefits | Common Stock
Defined Benefit Plan Disclosure
Fair value of plan assets	18	31
Post-Retirement Benefits | Common Stock | Level 1
Defined Benefit Plan Disclosure
Fair value of plan assets	18	31
Post-Retirement Benefits | Common Stock | Level 2
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Post-Retirement Benefits | Common Stock | Level 3
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Post-Retirement Benefits | Equity Mutual Funds/Commingled Trusts
Defined Benefit Plan Disclosure
Fair value of plan assets	83	53
Reconciliation of Retirement Benefit Plan Assets Measured at Fair Value Using Significant Unobservable Inputs
Beginning balance	32	28
Total realized gains(losses) and other-than-temporary impairment losses included in earnings	0	4
Total unrealized gains (losses) included in other comprehensive income	9	0
Purchases and sales, net	0	0
Ending balance	41	32
Post-Retirement Benefits | Equity Mutual Funds/Commingled Trusts | Level 1
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Post-Retirement Benefits | Equity Mutual Funds/Commingled Trusts | Level 2
Defined Benefit Plan Disclosure
Fair value of plan assets	42	21
Post-Retirement Benefits | Equity Mutual Funds/Commingled Trusts | Level 3
Defined Benefit Plan Disclosure
Fair value of plan assets	41	32
Post-Retirement Benefits | Fixed Income Mutual Funds
Defined Benefit Plan Disclosure
Fair value of plan assets	24	10
Post-Retirement Benefits | Fixed Income Mutual Funds | Level 1
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Post-Retirement Benefits | Fixed Income Mutual Funds | Level 2
Defined Benefit Plan Disclosure
Fair value of plan assets	24	10
Post-Retirement Benefits | Fixed Income Mutual Funds | Level 3
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Post-Retirement Benefits | Partnership Units
Defined Benefit Plan Disclosure
Fair value of plan assets	97	88
Reconciliation of Retirement Benefit Plan Assets Measured at Fair Value Using Significant Unobservable Inputs
Beginning balance	88	80
Total realized gains(losses) and other-than-temporary impairment losses included in earnings	4	1
Total unrealized gains (losses) included in other comprehensive income	4	4
Purchases and sales, net	1	3
Ending balance	97	88
Post-Retirement Benefits | Partnership Units | Level 1
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Post-Retirement Benefits | Partnership Units | Level 2
Defined Benefit Plan Disclosure
Fair value of plan assets	0	0
Post-Retirement Benefits | Partnership Units | Level 3
Defined Benefit Plan Disclosure
Fair value of plan assets	97	88
Post-Retirement Benefits | Fair Value of Plan Assets before Reconciling Items
Defined Benefit Plan Disclosure
Fair value of plan assets	276	243
Post-Retirement Benefits | Fair Value of Plan Assets before Reconciling Items | Level 1
Defined Benefit Plan Disclosure
Fair value of plan assets	56	79
Post-Retirement Benefits | Fair Value of Plan Assets before Reconciling Items | Level 2
Defined Benefit Plan Disclosure
Fair value of plan assets	82	44
Post-Retirement Benefits | Fair Value of Plan Assets before Reconciling Items | Level 3
Defined Benefit Plan Disclosure
Fair value of plan assets	$ 138	$ 120